Income tax expense	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Income tax expense
6    Income tax expense

	2021	2020	2019
	US$M	US$M	US$M
Total taxation expense comprises:
Current tax expense	9,825	5,109	5,408
Deferred tax expense/(benefit)	1,325	(335)	121

	11,150	4,774	5,529

	2021	2020	2019
	US$M	US$M	US$M
Factors affecting income tax expense for the year
Income tax expense differs to the standard rate of corporation tax as follows:
Profit before taxation	24,601	13,510	15,049

Tax on profit at Australian prima facie tax rate of 30 per cent	7,380	4,053	4,515

Non-tax effected operating losses and capital gains (1)	3,112	707	742
Tax on remitted and unremitted foreign earnings	485	225	283
Tax effect of loss from equity accounted investments, related impairments and expenses (2)	317	154	164
Investment and development allowance	–	(99)	(94)
Tax rate changes	(1)	(8)	6
Amounts (over)/under provided in prior years	(11)	64	(21)
Recognition of previously unrecognised tax assets	(28)	(30)	(10)
Foreign exchange adjustments	(95)	20	(25)
Impact of tax rates applicable outside of Australia	(603)	(167)	(312)
Other	365	(211)	87

Income tax expense	10,921	4,708	5,335

Royalty-related taxation (net of income tax benefit)	229	66	194

Total taxation expense	11,150	4,774	5,529

(1)
Includes the tax impacts related to the exceptional impairments of NSWEC and Potash in the year ended 30 June 2021 and Cerro Colorado in the year ended 30 June 2020, as presented in note 3 ‘Exceptional items’. There were no exceptional impairments in the year ended 30 June 2019.

(2)
The loss from equity accounted investments, related impairments and expenses is net of income tax, with the exception of the Samarco forward exchange derivatives described in note 4 ‘Significant events – Samarco dam failure’. This item removes the prima facie tax effect on such loss, related impairments and expenses, excluding the impact of the Samarco forward exchange derivatives which are taxable.

Income tax recognised in other comprehensive income is as follows:

	2021	2020	2019
	US$M	US$M	US$M
Income tax effect of:
Items that may be reclassified subsequently to the income statement:
Hedges:
Gains/(losses) taken to equity	(259)	94	98
(Gains)/losses transferred to the income statement	252	(89)	(90)
Others	(1)	–	–
Income tax (charge)/credit relating to items that may be reclassified subsequently to the income statement	(8)	5	8

Items that will not be reclassified to the income statement:
Remeasurement gains/(losses) on pension and medical schemes	(21)	25	7
Others	1	1	12

Income tax (charge)/credit relating to items that will not be reclassified to the income statement	(20)	26	19

Total income tax (charge)/credit relating to components of other comprehensive income (1)	(28)	31	27

(1)
Included within total income tax relating to components of other comprehensive income is US$(28) million relating to deferred taxes and US$ nil relating to current taxes (2020: US$31 million and US$ nil; 2019: US$15 million and US$12 million).

Recognition and measurement
Taxation on the profit/(loss) for the year comprises current and deferred tax. Taxation is recognised in the income statement except to the extent that it relates to items recognised directly in equity or other comprehensive income, in which case the tax effect is also recognised in equity or other comprehensive income.

Current tax	Deferred tax	Royalty-related taxation
Current tax is the expected tax on the taxable income for the year, using tax rates and laws enacted or substantively enacted at the reporting date, and any adjustments to tax payable in respect of previous years.
Deferred tax is provided in full, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Financial Statements. Deferred tax assets are recognised to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilised.

Deferred tax is not recognised for temporary differences relating to:

•   initial recognition of goodwill

•   initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit

•   investment in subsidiaries, associates and jointly controlled entities where the Group is able to control the timing of the reversal of the temporary difference and it is probable that they will not reverse in the foreseeable future

Deferred tax is measured at the tax rates that are expected to be applied when the asset is realised or the liability is settled, based on the laws that have been enacted or substantively enacted at the reporting date.

Current and deferred tax assets and liabilities are offset when the Group has a legally enforceable right to offset and when the tax balances are related to taxes levied by the same tax authority and the Group intends to settle on a net basis, or realise the asset and settle the liability simultaneously.
Royalties and resource rent taxes are treated as taxation arrangements (impacting income tax expense/(benefit)) when they are imposed under government authority and the amount payable is calculated by reference to revenue derived (net of any allowable deductions) after adjustment for temporary differences. Obligations arising from royalty arrangements that do not satisfy these criteria are recognised as current liabilities and included in expenses.
Uncertain tax and royalty matters
The Group operates across many tax jurisdictions. Application of tax law can be complex and requires judgement to assess risk and estimate outcomes, particularly in relation to the Group’s cross-border operations and transactions. The evaluation of tax risks considers both amended assessments received and potential sources of challenge from tax authorities. The status of proceedings for these matters will impact the ability to determine the potential exposure and in some cases, it may not be possible to determine a range of possible outcomes or a reliable estimate of the potential exposure.
The Group has unresolved tax and royalty matters for which the timing of resolution and potential economic outflow are uncertain. Tax and royalty matters with uncertain outcomes arise in the normal course of business and occur due to changes in tax law, changes in interpretation of tax law, periodic challenges and disagreements with tax authorities and legal proceedings.
Tax and royalty obligations assessed as having probable future economic outflows capable of reliable measurement are provided for as at 30 June 2021. Matters with a possible economic outflow and/or presently incapable of being measured reliably are contingent liabilities and disclosed in note 34 ‘Contingent liabilities’. Details of uncertain tax and royalty matters relating to Samarco are disclosed in note 4 ‘Significant events – Samarco dam failure’.

Key judgements and estimates

Income tax classification

Judgements:
The Group’s accounting policy for taxation, including royalty-related taxation, requires management’s judgement as to the types of arrangements considered to be a tax on income in contrast to an operating cost.

Deferred tax

Judgements:
Judgement is required to determine the amount of deferred tax assets that are recognised based on the likely timing and the level of future taxable profits. Judgement is applied in recognising deferred tax liabilities arising from temporary differences in investments. These deferred tax liabilities caused principally by retained earnings held in foreign tax jurisdictions are recognised unless repatriation of retained earnings can be controlled and is not expected to occur in the foreseeable future.

Estimates:
The Group assesses the recoverability of recognised and unrecognised deferred taxes, including losses in Australia, the United States and Canada on a consistent basis. Estimates and assumptions relating to projected earnings and cash flows as applied in the Group impairment process are used for operating assets.

Uncertain tax matters

Judgements:
Management applies judgements about the application of income tax legislation and its interaction with income tax accounting principles. These judgements are subject to risk and uncertainty, hence there is a possibility that changes in circumstances will alter expectations, which may impact the amount of tax assets and tax liabilities, including deferred tax, recognised on the balance sheet and the amount of other tax losses and temporary differences not yet recognised.

Where the final tax outcomes are different from the amounts that were initially recorded, these differences impact the current and deferred tax provisions in the period in which the determination is made.

Measurement of uncertain tax and royalty matters considers a range of possible outcomes, including assessments received from tax authorities. Where management is of the view that potential liabilities have a low probability of crystallising, or it is not possible to quantify them reliably, they are disclosed as contingent liabilities (refer to note 34 ‘Contingent liabilities’).